Expected credit loss measurement	6 Months Ended
Jun. 30, 2024
Disclosure Of Provision Matrix [Line Items]
Expected credit loss measurement
Note 9

Expected credit loss measurement
a) Credit loss expense / release
Total net

credit loss

expenses in

the second

quarter of

2024 were

USD
84
m, reflecting

USD
29
m net

releases related
to performing positions and USD 113 m net expenses on credit-impaired positions.
Stage 1 and

2 net

releases of

USD
29
m included

scenario-update-related net releases

of USD
34
m, primarily

for
real estate lending in Switzerland, driven by an upward revision of house price and rental income levels, as well as updated interest

rate assumptions

across Personal

& Corporate

Banking and

Global Wealth

Management.

Net credit
loss expenses for performing (stages

1 and 2) exposures to corporate counterparties

were immaterial.
Credit

loss

expenses of

USD
113
m for

credit-impaired positions

almost entirely

related

to Personal

&

Corporate
Banking exposures with a small number of corporate counterparties.

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
For the quarter ended 30.6.24
Global Wealth Management (14) 12 (2)
Personal & Corporate Banking (15) 125 110
Asset Management 0 0 0
Investment Bank 1 (2) (1)
Non-core and Legacy (1) (22) (23)
Group Items 0 0 0
Total (29) 113 84
For the quarter ended 31.3.24
Global Wealth Management 2 7 9
Personal & Corporate Banking (12) 22 10
Asset Management 0 0 0
Investment Bank 10 22 32
Non-core and Legacy 0 0 0
Group Items 1 0 1
Total 1 51 52
For the quarter ended 30.6.23
1
Global Wealth Management (4) 9 5
Personal & Corporate Banking (11) 21 10
Asset Management 0 0 0
Investment Bank 5 (4) 1
Non-core and Legacy 0 0 0
Group Items 0 0 0
Total (10) 26 16
1 Comparative-period

information has

been restated

for changes in

business division perimeters.

Refer to

“Changes to segment

reporting in 2024”

in the

“UBS business divisions

and Group Items”

section and
“Note 3 Segment reporting” in the “Consolidated financial statements” section of this report for more information.

Note 9

Expected credit loss measurement (continued)
b) Changes to ECL models, scenarios, scenario

weights and post-model adjustments
Scenarios and weights
The expected

credit loss

(ECL) scenarios,

along with

their related

macroeconomic factors and

market data,

were
reviewed in light of

the economic and

political conditions prevailing

in the second

quarter of 2024 through

a series
of

governance

meetings,

with

input

and

feedback

from

UBS AG

Risk

and

Finance

experts

across

the

business
divisions

and

regions.

ECLs

for

former

Credit

Suisse positions

were

calculated based

on

Credit

Suisse’s models,
including the same scenarios and scenario weight

inputs as for UBS’s pre-merger business activity.
UBS AG kept the

scenarios and scenario

weights in line

with those applied

in the UBS AG

first quarter 2024

report.
The baseline scenario was updated with the latest macroeconomic forecasts as of 30 June 2024. The assumptions on a calendar-year basis are included in the table

below.

The mild

debt crisis

scenario and

the stagflationary

geopolitical crisis

scenario were

updated based

on the

latest
market data, but the assumptions remained

broadly unchanged.

Refer to the table below for more information.
The scenario-update-related ECL releases in the second quarter of

2024 mainly stemmed from real estate lending
in Switzerland,

driven by

an upward

revision of

house price

and rental

income levels,

which improved

in Switzerland,
as well as interest rate assumptions in the stagflation

scenario.
Post-model adjustments
Total

stage 1 and 2

allowances and provisions

amounted to USD
1,203
m as of

30 June 2024 and

included post-
model

adjustments

of

USD
300
m

(31 March

2024:

USD
125
m).

Post-model

adjustments

are

intended

to

cover
uncertainty levels, including the geopolitical

situation, and to align

outputs from Credit

Suisse models with those
from UBS AG models for dedicated segments.
›
Refer to Note 2 for more information

Comparison of shock factors
Baseline
Key parameters 2023 2024 2025
Real GDP growth (annual percentage change)
US

2.5 2.3 1.4
Eurozone 0.6 0.6 1.2
Switzerland 0.7 1.3 1.5
Unemployment rate (%, annual average)
US

3.6 4.0 4.2
Eurozone 6.6 6.6 6.8
Switzerland 2.0 2.4 2.6
Fixed income: 10-year government bonds (%, Q4)
USD 3.9 4.3 4.2
EUR 2.0 2.5 2.4
CHF 0.7 0.6 0.6
Real estate (annual percentage change, Q4)
US

5.2 3.7 2.3
Eurozone (1.0) 1.0 3.4
Switzerland 0.1 1.0 2.5
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 30.6.24 31.3.24 30.6.23
Baseline 60.0 60.0 60.0
Mild debt crisis

15.0 15.0 15.0
Stagflationary geopolitical crisis 25.0 25.0 25.0

c) ECL-relevant balance sheet and off-balance

sheet positions including ECL allowances

and provisions
The following tables

provide information

about financial

instruments and

certain non-financial

instruments that

are
subject

to

ECL

requirements.

For

amortized-cost

instruments,

the

carrying

amount

represents

the

maximum
exposure to credit risk, taking

into account the allowance for

credit losses. Financial assets measured at

fair value
through other comprehensive

income (FVOCI) are

also subject to ECL;

however, unlike amortized-cost

instruments,
the allowance

for credit

losses for

FVOCI instruments

does not

reduce the

carrying amount

of these financial

assets.
Instead, the

carrying amount

of financial

assets measured

at FVOCI

represents the

maximum exposure

to credit

risk.
No

purchased

credit-impaired

financial

assets

have

been

recognized

in

the

period.

Originated

credit-impaired
financial assets were not material and are not

presented in the table below.
In addition to recognized financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL.

The maximum exposure to

credit risk for off-balance

sheet financial instruments is calculated
based on the maximum contractual amounts.

USD m 30.6.24
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 248,335 248,241 94 0 (230) (1) (228) 0
Amounts due from banks 20,457 20,125 319 13 (73) (5) 0 (67)
Receivables from securities financing transactions measured at amortized cost
82,027 82,028 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 43,637 43,637 0 0 0 0 0 0
Loans and advances to customers 608,910 578,841 25,506 4,563 (2,696) (354) (299) (2,044)
of which: Private clients with mortgages 255,281 244,008 10,104 1,169 (181) (56) (77) (48)
of which: Real estate financing 88,141 83,214 4,580 347 (104) (28) (31) (46)
of which: Large corporate clients 28,619 23,612 3,867 1,140 (741) (93) (95) (553)
of which: SME clients 23,698 19,766 2,591 1,341 (871) (60) (40) (771)
of which: Lombard 148,546 147,529 880 137 (101) (7) (2) (92)
of which: Credit cards 1,927 1,479 408 40 (41) (6) (11) (25)
of which: Commodity trade finance 5,795 5,558 222 16 (149) (18) (2) (129)
of which: Ship / aircraft financing 8,549 8,096 427 25 (42) (38) (4) 0 of which: Consumer financing 2,886 2,689 120 78 (112) (20) (21) (71)
Other financial assets measured at amortized cost 60,826 60,098 537 191 (148) (34) (8) (106)
of which: Loans to financial advisors 2,601 2,408 83 110 (47) (4) (1) (41)
Total financial assets measured at amortized cost 1,064,192 1,032,970 26,456 4,766 (3,148) (396) (535) (2,217)
Financial assets measured at fair value through other comprehensive income 2,167 2,167 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements
2
1,066,359 1,035,137 26,456 4,766 (3,148) (396) (535) (2,217)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 40,791 39,207 1,382 203 (69) (26) (15) (28)
of which: Large corporate clients 8,323 7,421 820 82 (26) (9) (7) (9)
of which: SME clients 2,539 2,153 287 99 (12) (4) (4) (4)
of which: Financial intermediaries and hedge funds

21,270 21,080 190 0 (11) (8) (3) 0
of which: Lombard 3,895 3,872 10 13 (4) 0 0 (4)
of which: Commodity trade finance 1,642 1,629 13 0 (1) (1) 0 0
Irrevocable loan commitments 81,866 77,446 4,236 184 (178) (104) (44) (30)
of which: Large corporate clients 46,696 42,890 3,699 107 (128) (85) (37) (6)
Forward starting reverse repurchase and securities borrowing agreements 9,724 9,724 0 0 0 0 0 0
Unconditionally revocable loan commitments 150,450 148,053 2,154 244 (81) (69) (13) 0 of which: Real estate financing 11,706 11,154 552 0 (7) (7) 0 0 of which: Large corporate clients 16,000 15,677 314 9 (22) (16) (4) (2)
of which: SME clients 11,001 10,575 346 80 (34) (28) (5) 0
of which: Lombard 60,961 60,934 26 1 0 0 0 0
of which: Credit cards 10,056 9,576 477 4 (8) (6) (2) 0
of which: Commodity trade finance 763 763 0 0 0 0 0 0
of which: Ship / aircraft financing 0 0 0 0 0 0 0 0
of which: Consumer financing 152 152 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 3,328 3,319 7 2 (2) (2) 0 0
Total off-balance sheet financial instruments and other credit lines
2
286,160 277,748 7,779 633 (330) (201) (71) (58)
Total allowances and provisions
2
(3,478) (597) (606) (2,275)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2 Refer to Note 2 for more information about the merger of UBS AG and Credit Suisse AG.

USD m 31.3.24
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 163,378 163,361 17 0 (25) 0 (25) 0
Amounts due from banks
2
14,151 14,088 63 0 (7) (7) 0 0
Receivables from securities financing transactions measured at amortized cost
73,403 73,403 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 35,294 35,294 0 0 0 0 0 0
Loans and advances to customers 390,908 370,978 17,908 2,022 (936) (165) (171) (599)
of which: Private clients with mortgages 165,559 155,129 9,617 813 (148) (38) (81) (28)
of which: Real estate financing 50,512 46,668 3,830 13 (41) (18) (23) (1)
of which: Large corporate clients 14,397 12,186 1,689 522 (269) (34) (34) (201)
of which: SME clients 11,911 10,027 1,366 518 (255) (33) (19) (203)
of which: Lombard 114,615 114,580 0 35 (19) (5) 0 (14)
of which: Credit cards 1,840 1,402 399 38 (40) (6) (10) (23)
of which: Commodity trade finance 3,202 3,180 11 11 (110) (7) 0 (104)
Other financial assets measured at amortized cost 52,551 52,114 299 138 (90) (17) (5) (68)
of which: Loans to financial advisors 2,615 2,430 70 115 (49) (6) (1) (43)
Total financial assets measured at amortized cost 729,686 709,239 18,287 2,160 (1,059) (191) (202) (667)
Financial assets measured at fair value through other comprehensive income 2,078 2,078 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 731,764 711,317 18,287 2,160 (1,059) (191) (202) (667)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 30,594 29,900 597 96 (33) (12) (7) (14)
of which: Large corporate clients 3,744 3,329 347 69 (7) (3) (2) (3)
of which: SME clients 1,387 1,188 172 27 (4) (1) (1) (2)
of which: Financial intermediaries and hedge funds

20,771 20,730 41 0 (11) (8) (3) 0
of which: Lombard 2,087 2,087 0 0 (4) 0 0 (4)
of which: Commodity trade finance 1,901 1,894 8 0 (1) (1) 0 0
Irrevocable loan commitments 45,838 43,907 1,864 67 (98) (59) (37) (2)
of which: Large corporate clients 26,533 24,890 1,598 46 (83) (50) (30) (2)
Forward starting reverse repurchase and securities borrowing agreements 8,824 8,824 0 0 0 0 0 0
Unconditionally revocable loan commitments 42,102 40,465 1,573 64 (46) (38) (8) 0 of which: Real estate financing 6,716 6,299 417 0 (4) (5) 1 0 of which: Large corporate clients 5,212 5,056 150 7 (7) (5) (2) 0 of which: SME clients 4,863 4,672 166 25 (19) (16) (3) 0
of which: Lombard 7,972 7,972 0 1 0 0 0 0
of which: Credit cards 10,049 9,560 485 4 (9) (8) (2) 0
of which: Commodity trade finance 438 438 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 3,522 3,512 7 3 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 130,879 126,609 4,041 230 (180) (113) (51) (16)
Total allowances and provisions (1,239) (303) (253) (683)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

2 Includes USD
0 bn against Credit Suisse AG.

USD m 31.12.23
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 171,806 171,788 18 0 (26) 0 (26) 0
Amounts due from banks
2
28,206 28,191 14 0 (7) (6) (1) 0
Receivables from securities financing transactions measured at amortized cost
74,128 74,128 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 32,300 32,300 0 0 0 0 0 0
Loans and advances to customers 405,633 385,493 18,131 2,009 (935) (173) (185) (577)
of which: Private clients with mortgages 174,400 163,617 9,955 828 (156) (39) (89) (28)
of which: Real estate financing 54,305 50,252 4,038 15 (46) (20) (25) (1)
of which: Large corporate clients 14,431 12,594 1,331 506 (241) (34) (32) (174)
of which: SME clients 12,694 10,662 1,524 508 (262) (34) (24) (204)
of which: Lombard 117,924 117,874 0 50 (22) (5) 0 (17)
of which: Credit cards 2,041 1,564 438 39 (42) (6) (11) (24)
of which: Commodity trade finance 2,889 2,873 12 4 (119) (7) 0 (111)
Other financial assets measured at amortized cost 54,334 53,882 312 141 (87) (16) (5) (66)
of which: Loans to financial advisors 2,615 2,422 79 114 (49) (4) (1) (44)
Total financial assets measured at amortized cost 766,407 745,782 18,475 2,150 (1,057) (197) (217) (643)
Financial assets measured at fair value through other comprehensive income 2,233 2,233 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 768,640 748,015 18,475 2,150 (1,057) (197) (217) (643)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 33,211 32,332 761 118 (40) (14) (7) (19)
of which: Large corporate clients 3,624 3,051 486 87 (10) (3) (2) (6)
of which: SME clients 1,506 1,299 177 31 (7) (1) (1) (5)
of which: Financial intermediaries and hedge funds

22,549 22,504 46 0 (12) (8) (3) 0
of which: Lombard 3,009 3,009 0 0 (1) 0 0 (1)
of which: Commodity trade finance 1,811 1,803 8 0 (1) (1) 0 0
Irrevocable loan commitments 44,018 42,085 1,878 56 (95) (55) (38) (2)
of which: Large corporate clients 26,096 24,444 1,622 30 (76) (45) (28) (2)
Forward starting reverse repurchase and securities borrowing agreements 10,373 10,373 0 0 0 0 0 0
Committed unconditionally revocable credit lines 47,421 45,452 1,913 56 (49) (39) (10) 0 of which: Real estate financing 9,439 8,854 585 0 (4) (3) (1) 0 of which: Large corporate clients 5,110 4,951 151 8 (6) (4) (3) 0 of which: SME clients 5,408 5,188 191 29 (21) (17) (3) 0
of which: Lombard 8,964 8,964 0 1 0 0 0 0
of which: Credit cards 10,458 9,932 522 4 (10) (8) (2) 0
of which: Commodity trade finance 537 537 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,183 4,169 11 4 (4) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 139,206 134,410 4,562 234 (188) (111) (56) (21)
Total allowances and provisions (1,244) (308) (272) (664)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

2 Includes USD
14.8 bn against Credit Suisse AG.
The table

below provides

information about

the ECL gross

exposure and

the ECL

coverage ratio

for UBS AG’s core
loan portfolios (i.e., Loans and advances to customers

and

Loans to financial advisors
) and relevant off-balance sheet
exposures.
Cash

and

balances

at

central

banks
,
Amounts

due

from

banks
,
Receivables

from

securities

financing
transactions , Cash collateral receivables on derivative instruments

and
Financial assets measured at fair value

through
other comprehensive income

are not

included

in the table

below, due

to their

lower sensitivity

to ECL.
ECL coverage ratios are calculated by dividing ECL

allowances and provisions by the gross carrying amount of the related exposures.
Compared with 31 March

2024, coverage ratios

for performing positions

related to real

estate lending (on-balance
sheet) slightly decreased,

by
1

basis point, to
6

basis points, and coverage

ratios for performing

positions related to
corporate lending (on-balance

sheet) increased by
11

basis points to
58

basis points, with

a decrease in

off-balance
sheet positions by 4

basis points to
25

basis points.

Coverage ratios for core loan portfolio 30.6.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 255,462 244,063 10,181 1,217 7 2 76 5 397
Real estate financing 88,246 83,242 4,611 393 12 3 66 7 1,167
Total real estate lending 343,708 327,305 14,792 1,610 8 3 73 6 585
Large corporate clients 29,360 23,705 3,962 1,693 253 39 240 68 3,268
SME clients 24,569 19,827 2,631 2,112 354 31 151 45 3,649
Total corporate lending 53,929 43,532 6,593 3,804 299 35 205 58 3,480
Lombard 148,647 147,536 882 229 7 0 18 1 4,024
Credit cards 1,968 1,485 419 64 208 39 252 86 3,826
Commodity trade finance 5,945 5,576 224 144 251 33 97 35 8,910
Ship / aircraft financing 8,591 8,134 432 25 49 47 103 50 0
Consumer financing 2,998 2,709 141 149 374 74 1,506 144 4,771
Other loans and advances to customers 45,821 42,918 2,322 581 77 7 68 10 5,328
Loans to financial advisors 2,647 2,412 84 151 176 18 146 22 2,736
Total other lending 216,617 210,770 4,504 1,343 39 6 127 8 4,967
Total
1
614,254 581,607 25,889 6,758 45 6 116 11 3,086
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 8,090 7,833 226 31 5 4 32 5 11
Real estate financing 12,715 12,143 572 0 5 6 0 5 0
Total real estate lending 20,805 19,975 799 31 5 5 0 5 11
Large corporate clients 71,091 66,060 4,833 198 25 17 100 22 904
SME clients 15,520 14,590 719 210 51 27 207 35 1,206
Total corporate lending 86,611 80,650 5,553 408 30 19 114 25 1,060
Lombard 68,071 68,017 40 14 1 0 16 0 2,706
Credit cards 10,056 9,576 477 4 8 7 35 8 0
Commodity trade finance 3,701 3,681 20 0 9 8 53 9 0
Ship / aircraft financing 1,836 1,817 19 0 11 12 0 11 0
Consumer financing 152 152 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 47,842 47,381 461 0 3 2 76 3 0
Other off-balance sheet commitments 37,362 36,774 411 177 8 5 67 5 611
Total other lending 169,020 167,398 1,427 195 4 2 57 3 751
Total
2
276,436 268,023 7,779 633 12 7 92 10 914
Total on- and off-balance sheet
3
890,690 849,630 33,668 7,391 35 7 110 11 2,900
1 Includes Loans and advances to customers

and Loans to financial advisors,

which are presented on the balance sheet

line Other financial assets measured at

amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio 31.3.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 165,707 155,168 9,698 842 9 2 84 7 336
Real estate financing 50,552 46,686 3,852 14 8 4 59 8 482
Total real estate lending 216,260 201,854 13,550 856 9 3 77 7 338
Large corporate clients 14,667 12,221 1,723 723 184 28 197 49 2,778
SME clients 12,165 10,060 1,385 721 209 33 136 45 2,816
Total corporate lending 26,832 22,280 3,108 1,444 195 30 170 47 2,797
Lombard 114,634 114,585 0 49 2 0 0 0 2,836
Credit cards 1,879 1,408 410 61 211 41 256 89 3,802
Commodity trade finance 3,313 3,187 11 115 334 21 78 21 9,033
Other loans and advances to customers 28,926 27,830 1,001 96 19 9 39 10 2,630
Loans to financial advisors 2,664 2,435 71 157 186 23 160 27 2,716
Total other lending 151,416 149,445 1,493 478 18 3 105 4 4,369
Total
1
394,508 373,579 18,151 2,778 25 5 95 9 2,310
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 5,299 5,049 222 29 9 8 31 9 24
Real estate financing 8,015 7,573 442 0 5 7 0 5 0
Total real estate lending 13,315 12,622 664 29 6 7 0 6 23
Large corporate clients 35,528 33,312 2,095 121 27 17 163 26 399
SME clients 7,101 6,655 381 65 45 30 258 42 342
Total corporate lending 42,629 39,966 2,476 187 30 19 177 29 379
Lombard 11,941 11,940 0 1 4 1 0 1 0
Credit cards 10,049 9,560 485 4 9 8 34 9 0
Commodity trade finance 2,340 2,332 8 0 3 2 42 3 0
Financial intermediaries and hedge funds 24,192 23,934 258 0 5 4 134 5 0
Other off-balance sheet commitments 17,590 17,430 151 9 9 5 178 6 0
Total other lending 66,112 65,197 901 14 7 4 87 5 6,656
Total
2
122,055 117,785 4,041 230 15 10 126 13 717
Total on- and off-balance sheet
3
516,563 491,364 22,191 3,008 23 6 101 10 2,189
1 Includes Loans and advances

to customers and Loans to financial

advisors, which are presented

on the balance sheet line Other

financial assets measured at amortized

cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio 31.12.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 174,555 163,656 10,044 856 9 2 88 7 326
Real estate financing 54,351 50,272 4,063 16 9 4 61 8 594
Total real estate lending 228,906 213,928 14,107 872 9 3 81 8 331
Large corporate clients 14,671 12,628 1,363 680 164 27 237 48 2,558
SME clients 12,956 10,696 1,548 712 202 32 155 47 2,861
Total corporate lending 27,627 23,324 2,911 1,392 182 29 193 48 2,714
Lombard 117,946 117,879 0 67 2 0 0 0 2,487
Credit cards 2,083 1,571 449 63 200 40 253 87 3,801
Commodity trade finance 3,008 2,881 12 115 394 25 62 25 9,676
Other loans and advances to customers 26,997 26,083 837 77 18 10 44 11 2,379
Loans to financial advisors 2,665 2,426 80 159 185 17 122 20 2,793
Total other lending 152,699 150,840 1,378 481 18 3 117 4 4,462
Total
1
409,232 388,092 18,396 2,744 24 5 101 9 2,263
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,801 6,560 226 15 8 7 29 8 40
Real estate financing 10,662 10,064 599 0 6 5 22 6 0
Total real estate lending 17,463 16,624 824 15 6 6 24 6 40
Large corporate clients 34,829 32,446 2,259 125 27 16 147 25 628
SME clients 7,872 7,337 456 80 47 29 230 41 626
Total corporate lending 42,702 39,782 2,715 205 30 18 161 28 627
Lombard 13,609 13,609 0 1 1 1 0 1 0
Credit cards 10,458 9,932 522 4 10 8 35 10 0
Commodity trade finance 2,354 2,346 8 0 4 4 36 4 0
Financial intermediaries and hedge funds 25,378 25,148 230 0 5 4 157 5 0
Other off-balance sheet commitments 16,869 16,596 264 9 12 5 170 8 0
Total other lending 68,668 67,630 1,024 14 7 4 97 6 5,921
Total
2
128,833 124,037 4,562 234 15 9 122 13 908
Total on- and off-balance sheet
3
538,065 512,129 22,958 2,978 22 6 105 10 2,157
1 Includes Loans and advances

to customers and Loans to financial

advisors, which are presented

on the balance sheet line Other

financial assets measured at amortized

cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance-sheet exposure, gross and off-balance-sheet exposure (notional) and the related

ECL coverage ratio (bps).